Deposits and Other Current Assets, Net - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ 302	$ 54
Provision	884	247
Exchange difference	6	1
Balance at end of the year	$ 1,180	$ 302